FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The carrying values and fair values of financial instruments, by category, are as follows:

			2023		2022
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$217.6	$217.6	$346.1	$346.1
Equity swap agreements	Level 2	(11.8)	(11.8)	(13.0)	(13.0)
Forward foreign currency contracts	Level 2	(5.3)	(5.3)	7.0	7.0
Contingent consideration arising on business combinations	Level 3	—	—	(3.7)	(3.7)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	10.5	10.5	8.2	8.2
Forward foreign currency contracts	Level 2	(20.5)	(20.5)	8.3	8.3
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	555.3	555.3	501.7	501.7
Investment in finance leases	Level 2	125.7	126.1	118.7	124.4
Advances to a portfolio investment	Level 2	10.7	10.7	10.5	10.5
Other assets(2)	Level 2	21.4	21.4	26.9	26.9
Accounts payable and accrued liabilities(3)	Level 2	(799.3)	(799.3)	(696.6)	(696.6)
Total long-term debt(4)	Level 2	(2,800.3)	(2,788.2)	(2,658.8)	(2,765.4)
Other non-current liabilities(5)	Level 2	(137.6)	(125.1)	(151.8)	(164.5)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(2,832.2)	$(2,807.2)	$(2,495.0)	$(2,608.6)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of fair value measurement of liabilities
The carrying values and fair values of financial instruments, by category, are as follows:

			2023		2022
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$217.6	$217.6	$346.1	$346.1
Equity swap agreements	Level 2	(11.8)	(11.8)	(13.0)	(13.0)
Forward foreign currency contracts	Level 2	(5.3)	(5.3)	7.0	7.0
Contingent consideration arising on business combinations	Level 3	—	—	(3.7)	(3.7)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	10.5	10.5	8.2	8.2
Forward foreign currency contracts	Level 2	(20.5)	(20.5)	8.3	8.3
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	555.3	555.3	501.7	501.7
Investment in finance leases	Level 2	125.7	126.1	118.7	124.4
Advances to a portfolio investment	Level 2	10.7	10.7	10.5	10.5
Other assets(2)	Level 2	21.4	21.4	26.9	26.9
Accounts payable and accrued liabilities(3)	Level 2	(799.3)	(799.3)	(696.6)	(696.6)
Total long-term debt(4)	Level 2	(2,800.3)	(2,788.2)	(2,658.8)	(2,765.4)
Other non-current liabilities(5)	Level 2	(137.6)	(125.1)	(151.8)	(164.5)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(2,832.2)	$(2,807.2)	$(2,495.0)	$(2,608.6)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Disclosure of changes in level 3 financial instruments
Changes in level 3 financial instruments are as follows:

	Contingent
	consideration
	arising on
	business	Equity
	combinations	investments	Total
Balances as at March 31, 2022	$(3.7)	$1.4	$(2.3)
Total realized and unrealized losses included in income	(2.7)	—	(2.7)
Settlement	6.4	—	6.4
Balances as at March 31, 2023	$—	$1.4	$1.4